OTHER LIABILITIES - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2024
Disclosure of other liabilities [Abstract]
OTHER LIABILITIES - NON CURRENT AND CURRENT	OTHER LIABILITIES – NON CURRENT AND CURRENT

	As of December 31,
	2024	2023

(i) Other liabilities - Non current

Post-employment benefits	573,834	673,453
Other employee benefits	73,502	93,194
Asset retirement obligation (note 19) (1)	80,543	104,455
Put option liability (note 3 (e))	—	249,264
Other	38,082	28,632

Other liabilities – Non-current	765,961	1,148,998
The carrying value of these liabilities approximates the fair value.
(1) The asset in connection with this liability is included in Property, plant and equipment.

Post-employment benefits

The amounts recognized in the consolidated statement of financial position are determined as follows:

	Post-employment benefits
	As of December 31,
	2024	2023

Present value of obligations	1,456,677	1,975,462
Fair value of plan assets	(1,032,356)	(1,525,330)
Asset ceiling	149,513	223,321

Net liability (asset) in the statement of financial position	573,834	673,453

The amounts recognized in the consolidated income statement are as follows:

	Post-employment benefits
	Year ended December 31,
	2024	2023

Current service cost	17,260	14,876
Interest cost (income), net	40,217	30,686
Interest on Asset ceiling/ Onerous liability	16,678	20,973
Reversal of prior service cost - Saúde Usiminas healthcare plan	—	(108,696)

Total included in income statement	74,155	(42,161)

The amounts recognized in other comprehensive income are as follows:

	Post-employment benefits
	Year ended December 31,
	2024	2023

Remeasurements
Effect of changes in demographic assumptions	66,333	(31,024)
Effect of changes in financial assumptions	(236,205)	26,509
Effect of experience adjustments	33,735	66,817
Change in asset ceiling	(42,157)	32,707
Expected return on assets	177,519	(42,882)

Total included in other comprehensive income	(775)	52,127
21.    OTHER LIABILITIES – NON CURRENT AND CURRENT (continued)
Changes in the liability recognized in the consolidated statement of financial position are as follows:

	Post-employment benefits
	As of December 31,
	2024	2023

At the beginning of the year	1,975,462	405,018
Acquisition of business (note 3)	—	1,529,949
Transfers, new participants and funding of the plan	157	30,116
Total expense	166,827	79,396
Remeasurements	(136,137)	62,302
Translation differences	(399,929)	40,168
Contributions paid	(149,703)	(171,487)
At the end of the year	1,456,677	1,975,462

Changes in fair value of the plan assets are as follows:

	Fair value of plan assets
	As of December 31,
	2024	2023

At the beginning of the year	1,525,330	—
Acquisition of business (Note 3) (1)	—	1,462,147
Expected return on assets	(177,519)	42,882
Interest income	109,350	142,529
Translation differences	(330,283)	(5,933)
Funding of the plan	13,111	14,848
Contributions paid	(107,633)	(131,143)
At the end of the year	1,032,356	1,525,330
(1) The asset ceiling at the acquisition date amounted to $169.7 million.
The major categories of plan assets are as follows:

	Fair value of plan assets
	As of December 31,
	2024	2023

Usiminas shares	29,305	64,819
Non-US government securities	716,909	1,054,671
Fixed income	81,821	99,602
Investments funds	202,987	241,481
Others	1,334	64,757
At the end of the year	1,032,356	1,525,330
As of December 31, 2024, the pension plan assets included 34,109,762 common shares of Usiminas (34,109,762 common shares of the Usiminas as of December 31, 2023).
21.    OTHER LIABILITIES – NON CURRENT AND CURRENT (continued)
The principal actuarial assumptions used were as follows:

	Year ended December 31,
Mexico	2024	2023

Discount rate	10.25%	9.00%
Compensation growth rate	6.00% - 7.00%	6.00% - 7.00%

	Year ended December 31,
Argentina	2024	2023

Discount rate	6.00% - 7.00%	6.00% - 7.00%
Compensation growth rate	2.00% - 3.00%	2.00% - 3.00%

	Year ended December 31,
Brazil	2024	2023

Discount rate	7.46% -8.10%	5.23% - 5.40%
Compensation growth rate	0.50%- 2.90%	0.50% - 2.90%
Long-term increase in medical service costs	4.75%	4.75%
Expected return on plan assets	11.76% - 12.42%	9.28% - 9.46%

The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

	Impact on defined benefit obligation
	Change in assumption	Increase in assumption	Decrease in assumption

Discount rate	1.00%	-6.9%	7.9%
Compensation growth rate	1.00%	0.8%	-0.7%
Pension growth rate	1.00%	-0.2%	-0.8%
Life expectancy	1 year	1.0%	-1.1%
The estimated future payments for the next five years will be between $148.1 million and $163.7 million per year.
The post-retirement benefits related to Usiminas are guaranteed with property, plant and equipment up to the amount of $215 million.

	As of December 31,
	2024	2023

(ii) Other liabilities - Current
Payroll and social security payable	184,805	174,188
VAT liabilities	37,259	68,178
Other tax liabilities	60,373	70,815
Termination benefits	128	100
Related Parties (Note 26)	463	3,588
Asset retirement obligation (Note 19)	17,818	7,332
Dividends payable	1,967	51,249
Put option liability (note 3 (e))	263,201	—
Others	63,664	54,263

Other liabilities – Current	629,678	429,713